Earnings per Share	9 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
16.
Earnings per Share

Basic earnings per share is computed by dividing net income attributable to the Company by the weighted-average number of shares of Class A common stock outstanding during the period. Diluted earnings per share is computed by adjusting the net income available to the Company and the weighted average shares outstanding to give effect to potentially dilutive securities. The Company's restricted stock units are considered stock equivalents for this purpose.

Earnings per share is presented for the period from after the IPO, February 6, 2026, to March 31, 2026. The Company's current capital structure is not reflective of the capital structure of Opco prior to the IPO and related reorganization transactions. Therefore, earnings per share has not been presented for the period of the year prior to the IPO or for the three and nine months ended March 31, 2025.

The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted net income per share of Class A common stock for the periods following the IPO and related reorganization transactions (in thousands, except per share amounts):

Period from February 6, 2026 to March 31, 2026
Numerator:
Net income attributable to Forgent Power Solutions, Inc. - basic	$19,626
Add: Net income impact from assumed redemption of all Opco LLC Interests to common stock	—
Net income attributable to Forgent Power Solutions, Inc. - diluted	$19,626
Denominator:
Weighted average shares of Class A common stock outstanding - basic	233,735
Dilutive effects of:
Opco LLC Interests that are exchangeable to common stock	—
Unvested restricted stock units	167
Weighted average shares of Class A common stock outstanding - diluted	233,902

Earnings per share of Class A common stock - basic	$0.08
Earnings per share of Class A common stock - diluted	$0.08

For the period from February 6, 2026 to March 31, 2026, the reallocation of net income attributable to non-controlling interest from the assumed conversion of Opco LLC Interests has been excluded along with the dilutive effect of the Opco LLC Interests to the weighted average shares of Class A common stock outstanding - dilutive as it was antidilutive.